Mineral property, plant and equipment (Details) - USD ($) $ in Thousands	9 Months Ended
	May 31, 2026	Aug. 31, 2025
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	$ 106,877	$ 87,493
Exploration And Evaluation Expenditures [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	4,373	3,194
Mining property [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	52,453	46,775
Processing Plant And Related Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	43,240	31,587
Machinery [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	2,528	1,535
Rightofuse Asset [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	3,532	4,151
Other [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	751	251
Total [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	106,877	$ 87,493
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	99,066
Depreciation	26,158
Mineral property, plant and equipment	125,224
Gross carrying amount [member] | Exploration And Evaluation Expenditures [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	3,194
Depreciation	1,179
Mineral property, plant and equipment	4,373
Gross carrying amount [member] | Mining property [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	52,918
Depreciation	10,595
Mineral property, plant and equipment	63,513
Gross carrying amount [member] | Processing Plant And Related Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	34,510
Depreciation	12,249
Mineral property, plant and equipment	46,759
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	3,044
Depreciation	1,506
Mineral property, plant and equipment	4,550
Gross carrying amount [member] | Rightofuse Asset [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	5,047
Depreciation	108
Mineral property, plant and equipment	5,155
Gross carrying amount [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	353
Depreciation	521
Mineral property, plant and equipment	874
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	11,573
Depreciation	6,774
Mineral property, plant and equipment	18,347
Accumulated depreciation and amortisation [member] | Exploration And Evaluation Expenditures [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment
Depreciation
Mineral property, plant and equipment
Accumulated depreciation and amortisation [member] | Mining property [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	6,143
Depreciation	4,917
Mineral property, plant and equipment	11,060
Accumulated depreciation and amortisation [member] | Processing Plant And Related Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	2,923
Depreciation	596
Mineral property, plant and equipment	3,519
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	1,509
Depreciation	513
Mineral property, plant and equipment	2,022
Accumulated depreciation and amortisation [member] | Rightofuse Asset [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	896
Depreciation	727
Mineral property, plant and equipment	1,623
Accumulated depreciation and amortisation [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	102
Depreciation	21
Mineral property, plant and equipment	$ 123